UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2025

LAFFER | TENGLER Equity Income ETF

ITEM 1.(a).	Reports to Stockholders.

LAFFER|TENGLER Equity Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 LAFFER|TENGLER Equity Income ETF Ticker: TGLR (Listed on the Cboe BZX Exchange)

This annual shareholder report contains important information about the LAFFER|TENGLER Equity Income ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.tglretf.com. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LAFFER|TENGLER Equity Income ETF	$103	0.95%

How did the Fund perform?

For the period of August 1, 2024 to July 31, 2025, the LAFFER|TENGLER Equity Income ETF (the “Fund”) returned 17.87% outperforming the Russell 1000® Value Index and the S&P 500® Index which returned 8.79% and 16.33%, respectively. The Fund’s investing theme of old economy companies embracing the new technologies of digitization, cloud computing, robotics and generative AI and the suppliers of the picks and shovels remains our focus and has contributed to the solid outperformance.

The four major sector weightings of the Fund are information technology, industrials, financials and consumer discretionary.

Focusing on companies with robust dividend growth (rather than the highest yielding stocks—typically value traps) served the Fund well as the market rewarded companies with reliable earnings growth, the sustainability of which was expressed by management in the growth of the dividend.

Cumulative Performance

(based on a hypothetical $10,000 investment)

LAFFER|TENGLER Equity Income ETF - $13,568
S&P 500® Index - $14,429
Russell 1000® Value Index - $12,727
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
8/8/2023*
1/31/2024
7/31/2024
1/31/2025
7/31/2025

*	Inception

Annual Performance

	One Year	Average Annual Total Return SInce Inception
LAFFER|TENGLER Equity Income ETF	17.87%	16.65%
S&P 500® Index	16.33%	20.30%
Russell 1000® Value Index	8.79%	12.93%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index is an unmanaged index that measures the performance of U.S. large-cap value stocks and is widely recognized as a benchmark for the large-cap value segment of the equity market.

Visit www.tglretf.com/fund-info#performance for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

LAFFER|TENGLER Equity Income ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Oracle Corp.	5.97%
Microsoft Corp.	5.38%
Broadcom, Inc.	5.21%
JPMorgan Chase & Co.	4.90%
American Express Co.	4.65%
Walmart, Inc.	4.42%
Goldman Sachs Group, Inc.	4.41%
RTX Corp.	4.36%
Abbvie, Inc.	3.71%
Carrier Global Corp.	3.47%

Key Fund Statistics

(as of July 31, 2025)

Fund Net Assets	$16,878,776
Number of Holdings	32
Total Advisory Fee	$134,032
Portfolio Turnover Rate	14.85%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.tglretf.com.

What did the Fund invest in?

(% of Net Assets as of July 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2025 and $13,500 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended July 31, 2025

LAFFER|TENGLER Equity Income ETF

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of InvestmentsJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
98.62%	COMMON STOCKS

11.77%	CONSUMER DISCRETIONARY
	DR Horton, Inc.	1,243	$177,550
	Home Depot, Inc.	1,394	512,309
	McDonald’s Corp.	1,566	469,910
	Starbucks Corp.	4,506	401,755
	TJX Companies, Inc.	3,412	424,896
			1,986,420

4.42%	CONSUMER STAPLES
	Walmart, Inc.	7,613	745,922

7.02%	ENERGY
	Chevron Corp.	2,949	447,186
	EOG Resources, Inc.	3,689	442,754
	Williams Cos., Inc.	4,911	294,414
			1,184,354

17.29%	FINANCIALS
	American Express Co.	2,621	784,492
	Brookfield Asset Management Ltd. ADR	9,113	561,999
	Goldman Sachs Group, Inc.	1,029	744,574
	JPMorgan Chase & Co.	2,793	827,398
			2,918,463

8.26%	HEALTH CARE
	Abbvie, Inc.	3,316	626,790
	Johnson & Johnson	2,705	445,622
	Medtronic plc	3,570	322,157
			1,394,569

14.07%	INDUSTRIALS
	Carrier Global Corp.	8,533	585,534
	Emerson Electric Co.	3,755	546,390
	L3Harris Technologies, Inc.	1,847	507,593
	RTX Corp.	4,667	735,379
			2,374,896

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
14.30%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	1,544	$320,488
	Broadcom, Inc.	2,996	879,925
	Cisco Systems, Inc.	4,879	332,162
	Lam Research Corp.	4,814	456,560
	Texas Instruments, Inc.	2,346	424,767
			2,413,902

15.49%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A	939	250,807
	Alphabet, Inc. Class A	2,331	447,319
	Microsoft Corp.	1,701	907,483
	Oracle Corp.	3,974	1,008,482
			2,614,091

2.37%	MATERIALS
	Steel Dynamics, Inc.	3,137	400,156

1.86%	REAL ESTATE
	Prologis, Inc.	2,948	314,787

1.77%	UTILITIES
	NextEra Energy, Inc.	4,197	298,239

98.62%	TOTAL COMMON STOCKS
	(Cost: $13,019,952)		16,645,799

98.62%	TOTAL INVESTMENTS
	(Cost: $13,019,952)		16,645,799
1.38%	Other assets, net of liabilities		232,977
100.00%	NET ASSETS		$16,878,776

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

FINANCIAL STATEMENTS | JULY 31, 2025

See Notes to Financial Statements

LAFFER|TENGLER EQUITY INCOME ETF

Statement of Assets and LiabilitiesJuly 31, 2025

ASSETS
Investments at value (cost of $ 13,019,952) (Note 1)	$16,645,799
Cash	232,485
Dividends receivable	13,875
TOTAL ASSETS	16,892,159

LIABILITIES
Accrued advisory fees	13,383
TOTAL LIABILITIES	13,383
NET ASSETS	$16,878,776

Net Assets Consist of:
Paid-in capital	$13,347,804
Distributable earnings (accumulated deficits)	3,530,972
Net Assets	$16,878,776

NET ASSET VALUE PER SHARE
Net Assets	$16,878,776
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	510,000
Net Asset Value and Offering Price Per Share	$33.10

FINANCIAL STATEMENTS | JULY 31, 2025

See Notes to Financial Statements

LAFFER|TENGLER EQUITY INCOME ETF

Statement of OperationsYear Ended July 31, 2025

INVESTMENT INCOME
Dividends (net of foreign tax withholdings of $4,365)	$278,533
Total investment income	278,533

EXPENSES
Investment advisory fees (Note 2)	134,032
Total expenses	134,032
Net investment income (loss)	144,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(91,668)
Net change in unrealized appreciation (depreciation) on investments	2,311,393
Net realized and unrealized gain (loss) on investments	2,219,725

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,364,226

FINANCIAL STATEMENTS | JULY 31, 2025

See Notes to Financial Statements

LAFFER|TENGLER EQUITY INCOME ETF

Statements of Changes in Net Assets

	Year Ended July 31, 2025	Period Ended July 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$144,501	$117,245
Net realized gain (loss) on investments	(91,668)	236,146
Net change in unrealized appreciation (depreciation) of investments	2,311,393	1,314,454
Increase (decrease) in net assets from operations	2,364,226	1,667,845

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(155,549)	(118,248)
Decrease in net assets from distributions	(155,549)	(118,248)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,896,838	13,290,191
Shares redeemed	—	(2,066,527)
Increase (decrease) in net assets from capital stock transactions	1,896,838	11,223,664

NET ASSETS
Increase (decrease) during period	4,105,515	12,773,261
Beginning of period	12,773,261	—
End of period	$16,878,776	$12,773,261

*The Fund commenced operations on August 8, 2023.

FINANCIAL STATEMENTS | JULY 31, 2025

See Notes to Financial Statements

LAFFER|TENGLER EQUITY INCOME ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Year Ended July 31, 2025	Period Ended July 31, 2024*
Net asset value, beginning of period	$28.39	$25.00
Investment activities
Net investment income (loss)(1)	0.31	0.35
Net realized and unrealized gain (loss)on investments	4.73	3.39
Total from investment activities	5.04	3.74
Distributions
Net investment income	(0.30)	(0.35)
Net realized gain	(0.03)	—
Total distributions	(0.33)	(0.35)
Net asset value, end of period	$33.10	$28.39

Total Return(2)	17.87%	15.11%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.95%	0.95%
Net investment income (loss)	1.02%	1.37%
Portfolio turnover rate(4)	14.85%	26.48%
Net assets, end of period (000’s)	$16,879	$12,773

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than a year.

(4)Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on August 8, 2023.

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial StatementsJuly 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The LAFFER|TENGLER Equity Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on August 8, 2023.

The Fund’s investment objective is to seek income and long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund's NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,645,799	$—	$—	$16,645,799
	$16,645,799	$—	$—	$16,645,799

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
LAFFER|TENGLER Equity Income ETF	10,000	$250	$331,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.95%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Laffer Tengler Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

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LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.475%. The Advisor pays these fees.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

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LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for it’s service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended July 31, 2025, were as follows:

Purchases	Sales
$2,088,704	$2,204,448

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$1,835,750	$–	$–

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Notes to Financial Statements - continuedJuly 31, 2025

The tax character of distributions paid during year ended July 31, 2025 and July 31, 2024 were as follows:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$155,549	$118,248
	$155,549	$118,248

As of July 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$1,160
Other losses	(92,076)
Net unrealized appreciation (depreciation) on investments	3,621,888
$3,530,972

As of July 31, 2025, the Fund had a capital loss carryforward of $92,076, of which $82,246 is considered short term and $9,830 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$13,023,911	$3,822,235	$(200,347)	$3,621,888

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Notes to Financial Statements - continuedJuly 31, 2025

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Shares sold	60,000	530,000
Shares redeemed	–	(80,000)
Net increase (decrease)	60,000	450,000

NOTE 6 – RISK OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
August 27, 2025	August 27, 2025	Net investment income	$9,718
September 24, 2025	September 24, 2025	Net investment income	16,259

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of LAFFER|TENGLER Equity Income ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LAFFER|TENGLER Equity Income ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended July 31, 2025 and for the period August 8, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year ended July 31, 2025 and for the period August 8, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Report of Independent Registered Public Accounting Firm - continued

estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2025

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Laffer | Tengler Equity Income ETF (“LTI ETF”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Tuttle and Laffer Tengler Investments, Inc. (“LTI”), with respect to the LTI ETF. The Board reflected on its discussions with the representatives from Tuttle and LTI earlier in the Meeting regarding the manner in which the LTI ETF is managed and the roles and responsibilities of Tuttle and LTI under the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Tuttle Advisory Agreements”).

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Supplemental Information (unaudited) - continued

Counsel to the Trust (“Counsel”) referred the Board to a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreements and the responses of Tuttle and LTI to requests for information from Counsel on behalf of the Board. Counsel noted that the responses included information on the personnel of and services provided by Tuttle and LTI, an expense comparison analysis for the LTI ETF and comparable ETFs, and the Tuttle Advisory Agreements. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Tuttle Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Tuttle and LTI; (ii) the investment performance of Tuttle and LTI ETF; (iii) the costs of the services provided and profits to be realized by Tuttle and LTI from the relationship with the LTI ETF; (iv) the extent to which economies of scale would be realized if the LTI ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreements, including: (i) information regarding the services and support provided by Tuttle and LTI to the LTI ETF and its shareholders; (ii) presentations by management of Tuttle and LTI addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the LTI ETF; (iii) information pertaining to the compliance structure of Tuttle and LTI; (iv) disclosure information contained in the LTI ETF’s registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle and LTI, including financial information, personnel and the services provided by Tuttle and by LTI to the LTI ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the LTI ETF and comparative expense and performance information for other ETFs with strategies similar to the LTI ETF prepared by an independent third party; (iii) the effect of size on the LTI ETF’s performance and expenses; and (iv) benefits to be realized by Tuttle and LTI from their relationship with the LTI ETF.

FINANCIAL STATEMENTS | JULY 31, 2025

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Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle and LTI under the Tuttle Advisory Agreements. The Board reviewed the services provided by Tuttle and LTI to the LTI ETF, including, without limitation, LTI’s process for formulating investment recommendations and the processes of Tuttle and LTI for assuring compliance with the LTI ETF’s investment objectives and limitations; LTI’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the LTI ETF among the service providers; and the anticipated efforts of Tuttle to promote the LTI ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle and LTI; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle and LTI, the Board concluded that the quality, extent, and nature of the services provided by Tuttle and LTI was satisfactory and adequate for the LTI ETF.

The investment performance of Tuttle and LTI.

The Board reviewed the LTI ETF’s performance. In considering the investment performance of the LTI ETF, the Trustees compared the performance of the LTI ETF with the performance of its benchmark index, the Morningstar US Market TR Index, funds in its Morningstar category, Large Value (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the LTI ETF underperformed the Morningstar US Market TR Index, the median of funds in its Category and the median of funds in its Peer Group for the one-year period ended March 31, 2025. After a detailed discussion of the LTI ETF’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the LTI ETF was satisfactory.

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Supplemental Information (unaudited) - continued

The costs of services provided and profits realized by Tuttle from the relationship with the LTI ETF.

In this regard, the Board considered the financial condition of Tuttle and LTI and the level of commitment to the LTI ETF by Tuttle and LTI to the LTI ETF. The Board also considered the assets and expenses of the LTI ETF, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by Tuttle. The Trustees considered the unitary fee structure of the Advisory Agreement. The Board compared the unitary fee of the LTI ETF to the fees of funds in the Category and Peer Group. The Trustees noted that the gross and net expense ratio and gross and net advisory fee of the LTI ETF were higher than the median of the Peer Group and the Category. The Trustees acknowledged Tuttle’s representation that the advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle and LTI. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the LTI ETF. The Trustees also considered the split of the advisory fees paid to Tuttle versus those paid to LTI and the respective services provided by each to the LTI ETF. After further consideration, the Board concluded that the profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle and LTI.

The extent to which economies of scale would be realized as the LTI ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the LTI ETF’s investors.

The Trustees considered that the LTI ETF is not of sufficient size to achieve economies of scale. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the LTI ETF; the basis of decisions to buy or sell securities for the LTI ETF; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle and LTI. The Board noted that Tuttle and LTI have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the LTI ETF. The Board also considered potential benefits for Tuttle and for LTI in managing the LTI ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle and

FINANCIAL STATEMENTS | JULY 31, 2025

LAFFER|TENGLER EQUITY INCOME ETF

Supplemental Information (unaudited) - continued

LTI relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle and LTI from managing the LTI ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Tuttle Advisory Agreements for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 3, 2025

* Print the name and title of each signing officer under his or her signature.